CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME /(LOSS) (Parenthetical)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Changes in guarantee liabilities	¥ 0	$ 0	¥ 37,120,954	¥ 53,009,582
Changes in risk assurance liabilities	¥ 0	$ 0	¥ 66,870,069	¥ 148,592,603
Class A ordinary shares
Number of underlying shares represented by one ADS	1	1	1	1